LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS

15. LONG-TERM INVESTMENTS

As of December 31, 2022, the carrying value of the Company’s equity investments were $95,966, which consisted of the followings:

(1) Equity method investments:

As of December 31, 2022, the Company’s equity method investments had a carrying value of $8,232 which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$-
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	-
Jiangsu Taoping IoT Technology Co., Ltd.	JS Taoping, or JS	25%	-
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	8,232
			$8,232

The Company’s initial investments in the above equity method investments were approximately $1.9 million. The Company recognized losses from equity method investments of approximately $0.3 million and no impairment on equity method investments for the year ended December 31, 2022. The Company recognized losses from equity method investments of approximately $0.8 million and no impairment on equity method investments from the acquisition date June 9, 2021 to December 31, 2021.

(2) Equity investments without readily determinable fair value that is not accounted for under equity method accounting:

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

As of December 31, 2022, the carrying value for the equity investments without readily determinable fair value was $87,734. The total initial investments to the equity investments without readily determinable fair value were approximately $711,000. Impairment of approximately $0.1 million for continuing operations and $0.2 million for discontinued operations for year ended December 31, 2022, and $0.09 million for continuing operations was recognized for year ended 2021.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS